Restatement Of Previously Issued Financial Statements (Details) - Schedule of the restatement on each financial statement - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Aug. 07, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities
Total liabilities	10,640,289	10,640,289	10,761,772	9,830,277
Class A common stock subject to possible redemption	285,990,770	285,990,770	285,485,260	262,053,310
Class A common stock	140	140	145	129
Additional paid-in capital	5,148,768	5,148,768	5,654,273	5,002,671
Accumulated deficit	(149,656)	(149,656)	(655,161)	(3,581)
Total Stockholders’ Equity	5,000,002	5,000,002	5,000,007	5,000,010
Warrant offering costs
Change in fair value of warrant liabilities
Other expense, net	7,109	7,109	46,957
Loss before provision for income taxes	(148,287)	(149,656)	(655,161)
Net loss	$ (148,287)	$ (149,656)	$ (655,161)
Basic and diluted loss per share, Class B common stock (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.09)
Cash Flows from Operating Activities:
Net loss	$ (148,287)	$ (149,656)	$ (655,161)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs
Change in fair value of warrant liabilities
Net cash used in operating activities		(321,572)	(691,869)
Proceeds from sale of Units, net of underwriting discounts paid		294,000,000	294,000,000
Payment of offering costs		(160,614)	(160,614)
Net cash provided by financing activities		301,682,297	301,682,297
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	24,546,666	24,546,666	27,253,333	21,313,333
Total liabilities	24,546,666	24,546,666	27,253,333	21,313,333
Class A common stock subject to possible redemption	(24,546,670)	(24,546,670)	(27,253,330)	(21,313,330)
Class A common stock	246	246	273	464
Additional paid-in capital	3,980,203	3,980,203	6,686,836	746,645
Accumulated deficit	(3,980,445)	(3,980,445)	(6,687,112)	(747,112)
Total Stockholders’ Equity	4	4	(3)	(3)
Warrant offering costs	(747,112)	(747,112)	(747,112)
Change in fair value of warrant liabilities	(3,233,333)	(3,233,333)	(5,940,000)
Other expense, net	(3,980,445)	(3,980,445)	(6,687,112)
Loss before provision for income taxes	(3,980,445)	(3,980,445)	(6,687,112)
Net loss	$ (3,980,445)	$ (3,980,445)	$ (6,687,117)
Basic and diluted loss per share, Class B common stock (in Dollars per share)	$ (0.53)	$ (0.53)	$ (0.89)
Cash Flows from Operating Activities:
Net loss	$ (3,980,445)	$ (3,980,445)	$ (6,687,117)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs		458,500	458,500
Change in fair value of warrant liabilities	3,233,333	3,233,333	5,940,000
Net cash used in operating activities		(288,612)	(288,612)
Proceeds from sale of Units, net of underwriting discounts paid		262,000	262,000
Payment of offering costs		26,612	26,612
Net cash provided by financing activities		288,612	288,612
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		21,313,333	21,313,333
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liabilities	24,546,666	24,546,666	27,253,333	21,313,333
Total liabilities	35,186,955	35,186,955	38,015,105	31,143,610
Class A common stock subject to possible redemption	261,444,100	261,444,100	258,231,930	240,739,980
Class A common stock	386	386	418	593
Additional paid-in capital	9,128,971	9,128,971	12,341,109	5,749,316
Accumulated deficit	(4,130,101)	(4,130,101)	(7,342,273)	(750,693)
Total Stockholders’ Equity	5,000,006	5,000,006	5,000,004	$ 5,000,007
Warrant offering costs	(747,112)	(747,112)	(747,112)
Change in fair value of warrant liabilities	(3,233,333)	(3,233,333)	(5,940,000)
Other expense, net	(3,973,336)	(3,973,336)	(6,640,155)
Loss before provision for income taxes	(4,128,732)	(4,130,101)	(7,342,273)
Net loss	$ (4,128,732)	$ (4,130,101)	$ (7,342,273)
Basic and diluted loss per share, Class B common stock (in Dollars per share)	$ (0.55)	$ (0.55)	$ (0.98)
Cash Flows from Operating Activities:
Net loss	$ (4,128,732)	$ (4,130,101)	$ (7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities
Deferred warrant offering costs		458,500	458,500
Change in fair value of warrant liabilities	$ 3,233,333	3,233,333	5,940,000
Net cash used in operating activities		(610,184)	(980,481)
Proceeds from sale of Units, net of underwriting discounts paid		294,262,000	294,262,000
Payment of offering costs		(134,002)	(134,002)
Net cash provided by financing activities		301,970,909	301,970,909
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		$ 21,313,333	$ 21,313,333